INVESTMENT PROPERTIES - Roll Forward of Investment Property Balances (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			$ 56,934	$ 62,078	$ 62,078
Changes resulting from:
Property acquisitions			3,929		3,206
Acquisitions from business combinations			0		361
Capital expenditures			431		1,120
Property dispositions			(827)		(2,539)
Fair value gains (losses), net			223		(163)
Foreign currency translation			(291)		914
Transfers between commercial properties and commercial developments			0		0
Deconsolidation			0		(3,613)
Reclassification to assets held for sale and other changes			(664)		(4,430)
Balance, end of period	$ 44,159		44,159		56,934
Right-of-use assets	134		134		196
Current lease liabilities	167		167		177
Non-current lease liabilities	680		680		842
Opportunistic Fund Investments
Changes resulting from:
Reclassification to assets held for sale			(12,752)		0
South Korea Mixed-Use
Changes resulting from:
Deconsolidation			(2,824)		0
South Korea Mixed-Use | Investors
Changes resulting from:
Total commitments	826		826
South Korea Mixed-Use | Operating Partnership
Changes resulting from:
Total commitments	100		100
Investment property
Changes resulting from:
Current lease liabilities	163		163		162
Non-current lease liabilities	567		567		717
Commercial properties
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			54,672	60,093	60,093
Changes resulting from:
Property acquisitions			3,908		2,977
Acquisitions from business combinations			0		361
Capital expenditures			258		710
Property dispositions			(827)		(2,501)
Fair value gains (losses), net	120	$ 4	145	(276)	(318)
Foreign currency translation			(281)		846
Transfers between commercial properties and commercial developments			1,275		414
Deconsolidation			0		(3,485)
Reclassification to assets held for sale and other changes			(664)		(4,425)
Balance, end of period	43,511		43,511		54,672
Right-of-use assets	730		730		903
Commercial properties | Opportunistic Fund Investments
Changes resulting from:
Reclassification to assets held for sale			(12,151)		0
Commercial properties | South Korea Mixed-Use
Changes resulting from:
Deconsolidation			(2,824)		0
Commercial developments
Reconciliation of changes in investment property [abstract]
Balance, beginning of period			2,262	1,985	1,985
Changes resulting from:
Property acquisitions			21		229
Acquisitions from business combinations			0		0
Capital expenditures			173		410
Property dispositions			0		(38)
Fair value gains (losses), net	24	$ (9)	78	$ 42	155
Foreign currency translation			(10)		68
Transfers between commercial properties and commercial developments			(1,275)		(414)
Deconsolidation			0		(128)
Reclassification to assets held for sale and other changes			0		(5)
Balance, end of period	648		648		2,262
Right-of-use assets	$ 0		0		24
Commercial developments | Opportunistic Fund Investments
Changes resulting from:
Reclassification to assets held for sale			(601)		0
Commercial developments | South Korea Mixed-Use
Changes resulting from:
Deconsolidation			$ 0		$ 0